NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	$ 12,595	$ 9,717
Net income	3,614	4,574
Other comprehensive income (loss)	136	36
Total comprehensive income	3,750	4,610
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Revenue	6,299	2,707
Net income	2,439	739
Other comprehensive income (loss)	0	0
Total comprehensive income	2,439	739
Dividends paid to non-controlling interests	1,026	236
Pueblo Viejo
Disclosure of subsidiaries [line items]
Revenue	1,613	1,409
Net income	418	708
Other comprehensive income (loss)	0	0
Total comprehensive income	418	708
Dividends paid to non-controlling interests	6	158
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Revenue	1,213	671
Net income	653	86
Other comprehensive income (loss)	0	0
Total comprehensive income	653	86
Dividends paid to non-controlling interests	45	0
Loulo Gounkoto
Disclosure of subsidiaries [line items]
Revenue	1,208	1,007
Net income	339	158
Other comprehensive income (loss)	0	0
Total comprehensive income	339	158
Dividends paid to non-controlling interests	36	16
Tongon
Disclosure of subsidiaries [line items]
Revenue	507	384
Net income	83	(29)
Other comprehensive income (loss)	0	0
Total comprehensive income	83	(29)
Dividends paid to non-controlling interests	$ 0	$ 11